SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Lease Liabilities
Beginning balance	$ 428,021	$ 790,023
Interest expense	20,254	65,378
Lease Payments	(95,428)	(423,157)
Foreign exchange		(4,223)
Ending balance	352,847	428,021
Current lease liabilities	158,250	154,147
Non-current lease liabilities	194,597	273,874
Lease liabilities	$ 352,847	$ 428,021